Subsidiaries_The Condensed Financial Information Of Major Subsidiaries(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Kookmin Bank
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 387,425,038		₩ 356,959,258
Liabilities	[1]	358,420,805		330,291,392
Equity	[1]	29,004,233		26,667,866
Operating income	[1]	20,817,431		18,089,885
Profit (loss) for the year	[1]	2,439,079		2,259,198
Total comprehensive income (loss) for the year	[1]	₩ 2,428,154		₩ 2,186,979
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Securities Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 47,816,512		₩ 45,086,292
Liabilities	[1],[2]	43,131,858		40,613,423
Equity	[1],[2]	4,684,654		4,472,869
Operating income	[1],[2]	8,053,363		6,667,005
Profit (loss) for the year	[1],[2]	257,893		178,850
Total comprehensive income (loss) for the year	[1],[2]	₩ 261,639		₩ 204,903
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.
KB Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 36,552,368		₩ 34,785,551
Liabilities	[1],[2]	32,689,460		31,289,706
Equity	[1],[2]	3,862,908		3,495,845
Operating income	[1],[2]	12,661,927		11,977,601
Profit (loss) for the year	[1],[2]	234,327		262,266
Total comprehensive income (loss) for the year	[1],[2]	₩ 366,362		₩ 317,067
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 22,990,114		₩ 20,528,951
Liabilities	[1]	18,925,195		16,570,280
Equity	[1]	4,064,919		3,958,671
Operating income	[1]	3,102,186		3,045,039
Profit (loss) for the year	[1]	316,546		286,599
Total comprehensive income (loss) for the year	[1]	₩ 306,251		₩ 261,667
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 9,801,905	[2]	₩ 9,680,379
Liabilities	[1]	9,186,567	[2]	9,128,148
Equity	[1]	615,338	[2]	552,231
Operating income	[1]	1,506,417	[2]	1,305,231
Profit (loss) for the year	[1]	15,963	[2]	14,824
Total comprehensive income (loss) for the year	[1]	₩ 63,107	[2]	₩ 25,062
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.
KB Asset Management Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 310,018		₩ 254,256
Liabilities	[1]	114,776		107,504
Equity	[1]	195,242		146,752
Operating income	[1]	148,780		130,027
Profit (loss) for the year	[1]	48,899		39,586
Total comprehensive income (loss) for the year	[1]	₩ 48,490		₩ 40,154
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Capital Co.,Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 11,190,568		₩ 9,517,239	[2]
Liabilities	[1]	10,036,077		8,516,838	[2]
Equity	[1]	1,154,491		1,000,401	[2]
Operating income	[1]	931,694		734,499	[2]
Profit (loss) for the year	[1]	117,028		111,939	[2]
Total comprehensive income (loss) for the year	[1]	₩ 115,524		₩ 111,758	[2]
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 1,361,032		₩ 1,388,844
Liabilities		1,148,625		1,186,871
Equity		212,407		201,973
Operating income		92,435		85,346
Profit (loss) for the year		16,301		11,018
Total comprehensive income (loss) for the year		15,433		10,832
KB Real Estate Trust Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		377,938		293,063
Liabilities		85,132		57,229
Equity		292,806		235,834
Operating income		119,899		114,660
Profit (loss) for the year		61,713		47,004
Total comprehensive income (loss) for the year		61,672		46,813
KB Investment Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	756,972		528,701
Liabilities	[1]	542,221		374,925
Equity	[1]	214,751		153,776
Operating income	[1]	99,822		114,914
Profit (loss) for the year	[1]	11,311		14,532
Total comprehensive income (loss) for the year	[1]	₩ 11,310		₩ 14,529
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Credit Information Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 27,834		₩ 26,276
Liabilities		12,936		11,041
Equity		14,898		15,235
Operating income		38,278		35,219
Profit (loss) for the year		(256)		185
Total comprehensive income (loss) for the year		(337)		95
KB Data System Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		41,690		40,197
Liabilities		20,999		23,788
Equity		20,691		16,409
Operating income		158,067		131,374
Profit (loss) for the year		4,664		2,942
Total comprehensive income (loss) for the year		₩ 4,282		₩ 1,705

[1]	Financial information is based on its consolidated financial statements.
[2]	The amount includes the fair value adjustments due to the merger.